Current and deferred income tax and social contribution - Changes in the balances of deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	R$ 606,290	R$ 145,093
Constitution	974,142	939,147
Realization	(632,357)	(431,134)
Ending Balance	948,075	606,290
Provision for impairment losses on loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	295,799	109,620
Constitution	548,506	227,915
Realization	(436,539)	(41,736)
Ending Balance	407,766	295,799
Provision for contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	9,720	8,791
Constitution	21,867	3,855
Realization	(18,923)	(2,926)
Ending Balance	12,664	9,720
Adjustment of financial assets to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	184,886
Constitution	226,374	450,377
Realization	(118,998)	(246,982)
Ending Balance	292,262	184,886
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	62,939	1,893
Constitution	87,199	62,617
Realization	(116,470)	(1,571)
Ending Balance	33,668	62,939
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	95,573	58,794
Constitution	109,219	160,115
Realization	(2,608)	(123,337)
Ending Balance	202,184	95,573
Provision for loss of non-current assets held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	8,990	4,383
Constitution		4,607
Realization	(8,990)
Ending Balance		8,990
Expected loss on financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	6,436	343
Constitution	7,806	6,093
Realization	(4,535)
Ending Balance	9,707	6,436
Hedge transactions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	31,182	22,195
Constitution	5,852	23,568
Realization	(17,137)	(14,582)
Ending Balance	19,897	31,182
Deferred tax assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	695,525	206,019
Constitution	1,006,823	939,147
Realization	(724,200)	(431,134)
Ending Balance	978,148	695,525
Commission Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(3,869)	(5,576)
Realization	3,869	1,707
Ending Balance		(3,869)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(21,820)	(36,841)
Realization	21,820	15,021
Ending Balance		(21,820)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(63,546)
Constitution	(32,681)	(63,546)
Realization	66,154
Ending Balance	(30,073)	(63,546)
Adjustment of financial assets to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(18,509)
Realization		18,509
Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(89,235)	(60,926)
Constitution	(32,681)
Realization	91,843
Ending Balance	R$ (30,073)	R$ (89,235)